Variable Interest Entities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Gains (losses) for consolidated variable interest entities	$ 0	$ 0
Outstanding Principal Balance of Surplus Note Issued By LRCVV And Held By LFLLCI	568,000,000
Long-Term Senior Note Issued In Exchange For Corporate Bond Afs Security	275,000,000
Outstanding Principal Balance of Long-Term Senior Note Issued In Exchange For Corporate Bond AFS Security	1,000,000.0
Maxiumum Principal Balance of Long Term Senior Note Issued In Exchange For Corporate Bond AFS Security	1,100,000,000
Carrying amount of other investments	3,739,000,000	4,288,000,000
Non Affiliated VIE One [Member]
Variable Interest Entity [Line Items]
Outstanding Principal Balance of Surplus Note Issued By LRCVV And Held By LFLLCI	0
Surplus notes	0
Non Affiliated VIE Two [Member]
Variable Interest Entity [Line Items]
Outstanding Principal Balance of Long-Term Senior Note Issued In Exchange For Corporate Bond AFS Security	391,000,000
Maxiumum Principal Balance of Long Term Senior Note Issued In Exchange For Corporate Bond AFS Security	500,000,000
Non Affiliated VIE Three [Member]
Variable Interest Entity [Line Items]
Outstanding Principal Balance of Long-Term Senior Note Issued In Exchange For Corporate Bond AFS Security	500,000,000
Maxiumum Principal Balance of Long Term Senior Note Issued In Exchange For Corporate Bond AFS Security	500,000,000
Limited Partnerships and Limited Liability Companies [Member]
Variable Interest Entity [Line Items]
Carrying amount of other investments	3,100,000,000	$ 2,900,000,000
Senior notes [Member]
Variable Interest Entity [Line Items]
Outstanding Principal Balance of Long-Term Senior Note Issued In Exchange For Corporate Bond AFS Security	400,000,000
Maxiumum Principal Balance of Long Term Senior Note Issued In Exchange For Corporate Bond AFS Security	$ 400,000,000